ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2019
Trade and other current receivables [abstract]
Schedule of accounts receivable
	March 31	December 31
	2019	2018
	$	$
Goods and services tax refund receivable	2,361,801	2,519,789
Trade receivables	2,013,268	801,756
Other receivables	92,494	257,726
	4,467,563	3,579,271